Expense Example - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2045 Fund - Fidelity Advisor Freedom 2045 Fund - Class Z6	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567